Pension schemes (Tables)	12 Months Ended
Dec. 31, 2022
Pension schemes
Schedule of pension expense excluding interest amounts

	2020	2021	2022
	£m	£m	£m
Defined benefit pension expense	11	24	19
Defined contribution pension expense	114	109	131
Total	125	133	150

Schedule of defined benefit pension schemes

	2020			2021			2022
	UK	US	Total	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Service cost	21	3	24	21	3	24	16	3	19
Settlement and past service credits	–	(13)	(13)	–	–	–	–	–	–
Defined benefit pension expense	21	(10)	11	21	3	24	16	3	19
Net interest on net defined benefit obligation	9	1	10	8	1	9	4	1	5
Net defined benefit pension expense	30	(9)	21	29	4	33	20	4	24

Summary of defined benefit pension assumptions

AS AT 31 DECEMBER	2020		2021		2022
	UK	US	UK	US	UK	US
Discount rate	1.45%	2.45%	1.95%	2.80%	4.90%	5.35%
Inflation	2.80%	2.50%	3.30%	2.50%	3.20%	2.50%

Summary of average life expectancy assumptions

AS AT 31 DECEMBER 2022	Male average life		Female average
	expectancy		life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	86	90	89

Amounts recognised in the statement of financial position in respect of defined

	2021			2022
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Defined benefit obligation
At start of year	(4,668)	(1,062)	(5,730)	(4,629)	(992)	(5,621)
Service cost	(21)	(3)	(24)	(16)	(3)	(19)
Interest on pension scheme liabilities	(67)	(25)	(92)	(89)	(29)	(118)
Actuarial gain on financial assumptions	155	38	193	1,809	224	2,033
Actuarial loss arising from experience assumptions	(152)	(1)	(153)	(81)	(7)	(88)
Contributions by employees	(9)	–	(9)	(8)	–	(8)
Benefits paid	133	69	202	127	54	181
Exchange translation differences	–	(8)	(8)	–	(112)	(112)
At end of year	(4,629)	(992)	(5,621)	(2,887)	(865)	(3,752)

Fair value of scheme assets
At start of year	4,076	1,077	5,153	4,390	1,007	5,397
Interest income on plan assets	59	24	83	85	28	113
Return on assets excluding amounts included in interest income	318	(39)	279	(1,573)	(247)	(1,820)
Contributions by employer	61	6	67	69	6	75
Contributions by employees	9	–	9	8	–	8
Benefits paid	(133)	(69)	(202)	(127)	(54)	(181)
Exchange translation differences	–	8	8	–	114	114
At end of year	4,390	1,007	5,397	2,852	854	3,706

Opening net balance	(592)	15	(577)	(239)	15	(224)
Service cost	(21)	(3)	(24)	(16)	(3)	(19)
Net interest on net defined benefit obligation	(8)	(1)	(9)	(4)	(1)	(5)
Contributions by employer	61	6	67	69	6	75
Actuarial gains/(losses)	321	(2)	319	155	(30)	125
Exchange translation differences	–	–	–	–	2	2
Net pension balance	(239)	15	(224)	(35)	(11)	(46)
Impact of asset ceiling	(3)	(42)	(45)	(5)	(4)	(9)
Overall net pension balance	(242)	(27)	(269)	(40)	(15)	(55)

Summary of net pension obligations and net pension assets

	2021	2022
	£m	£m
Net pension asset recognised	46	129
Net pension obligation	(315)	(184)
Overall net pension balance	(269)	(55)

Amounts recognized in statement of comprehensive income

	2020	2021	2022
	£m	£m	£m
Gains and losses arising during the year:
Experience gains/(losses) on scheme liabilities	47	(153)	(88)
Experience gains/(losses) on scheme assets	426	279	(1,820)
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(671)	463	2,000
– inflation	127	(290)	32
– other actuarial assumptions	(47)	20	1
	(118)	319	125
Net cumulative losses at start of year	(828)	(946)	(627)
Net cumulative losses at end of year	(946)	(627)	(502)

Summary of fair value of scheme assets

FAIR VALUE OF SCHEME ASSETS	2021			2022
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Equities	1,595	5	1,600	272	4	276
Liability matching assets	1,704	977	2,681	899	802	1,701
Property funds and ground leases	743	–	743	651	–	651
Direct lending	208	–	208	241	–	241
Cash and cash equivalents	127	25	152	788	17	805
Other	13	–	13	1	31	32
Total	4,390	1,007	5,397	2,852	854	3,706

Sensitivity analysis of actuarial assumptions

£m
Increase/decrease of 0.5% in discount rate	225
Increase/decrease of 0.25% in the expected inflation rate	64
Increase/decrease of one year in assumed life expectancy	95